CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and notes payable	$ 1,134,432,195	$ 1,237,030,178
Other payables and accrued liabilities	555,176,693	595,476,441
Payroll and welfare payables	$ 15,391,685	$ 18,102,179
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued		106,932,017
Common stock, shares outstanding		106,932,017
Consolidated VIEs without recourse to the primary beneficiary
Accounts payable and notes payable	$ 14,681	$ 233,398
Other payables and accrued liabilities	2,998,625	3,580,159
Payroll and welfare payables	$ 2,641,285	$ 1,322,655